Shareholder Report, Holdings (Details) - True Rock Fund	May 31, 2026
Holdings [Line Items]
Percent of Net Asset Value	45.69%
Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
Bloom Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Coherent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Nvidia Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Digital Ocean Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Palantir Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	69.87%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.34%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.81%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%